Income tax expense/(credit) - Reconciliation of effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of income tax credit
Loss before taxation	$ (183,306,283)	$ (170,284,098)	$ (3,901,443)
Notional tax on loss before taxation, calculated at the applicable rate	(18,117,948)	(6,622,976)	(697,772)
Tax effect of non-deductible expenses	25,595,035	11,587,117	1,111,877
Tax effect of non-taxable income	(168,565)	(1,008,915)	(76,874)
Tax effect of temporary difference not recognized			73,833
Tax effect on utilization of previously unrecognized tax losses		(579,657)	(692,350)
Tax effect of tax losses not recognized	101,854		298,651
Tax effect of previously unrecognized temporary differences recognized in current year	(263,272)	360,922	(1,957,229)
Others		(3,747)	2,306
Tax expense/(credit)	$ 7,147,104	$ 3,732,744	$ (1,937,558)